Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005502
Account Value [Line Items]
Account Value	$ 16,468	$ 16,362	$ 16,291	$ 15,970	$ 15,317	$ 14,996	$ 14,211		$ 14,076	$ 13,695	$ 13,486	$ 13,481	$ 13,381	$ 13,849	$ 14,584	$ 15,032	$ 15,213	$ 14,841	$ 14,257	$ 13,783	$ 13,339	$ 12,412	$ 12,439	$ 12,483	$ 12,197	$ 11,759	$ 11,598	$ 11,264	$ 11,565	$ 11,381	$ 11,373	$ 11,333	$ 11,100	$ 10,884	$ 10,612	$ 10,210	$ 10,349	$ 10,015	$ 9,503	$ 9,768	$ 9,618	$ 10,000
C000049236
Account Value [Line Items]
Account Value	16,070	15,978	15,915	15,613	14,983	14,668	13,916		13,794	13,431	13,237	13,239	13,140	13,614	14,351	14,793	14,983	14,624	14,066	13,597	13,174	12,264	12,300	12,352	12,067	11,641	11,498	11,167	11,476	11,292	11,292	11,261	11,037	10,828	10,572	10,178	10,318	9,991	9,493	9,760	9,617	10,000
C000049237
Account Value [Line Items]
Account Value	15,676	15,587	15,536	15,255	14,656	14,363	13,623		13,517	13,164	12,987	12,992	12,916	13,389	14,109	14,565	14,761	14,409	13,862	13,421	12,997	12,114	12,159	12,218	11,947	11,526	11,395	11,071	11,392	11,219	11,219	11,196	10,981	10,775	10,529	10,138	10,286	9,975	9,479	9,745	9,617	10,000
C000244825
Account Value [Line Items]
Account Value	597,079	592,735	589,975	578,389	554,289	542,240	513,778	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	551,599	553,193	547,386	548,095	523,046	522,826	512,174	500,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732	9,877	9,744	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732	9,877	9,744	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		$ 13,206	$ 12,970	$ 12,747	$ 12,667	$ 12,608	$ 12,945	$ 13,564	$ 13,920	$ 14,026	$ 13,718	$ 13,369	$ 13,198	$ 12,887	$ 12,282	$ 12,133	$ 12,180	$ 11,894	$ 11,472	$ 11,334	$ 11,073	$ 11,336	$ 11,143	$ 11,088	$ 11,075	$ 10,839	$ 10,671	$ 10,476	$ 10,193	$ 10,330	$ 10,079	$ 9,732	$ 9,877	$ 9,744	$ 10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	$ 588,404	$ 582,184	$ 577,163	$ 570,912	$ 545,292	$ 536,763	$ 513,597	$ 500,000